Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 2,141,398	$ 1,613,764	$ 1,375,746	$ 1,677,209	$ 1,260,305	$ 1,111,124	$ 1,076,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,315,461	1,052,054	890,878	1,247,755	999,339	950,912	969,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,159,727	1,033,370	1,016,015	1,188,634	1,174,222	1,105,533	1,012,706
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 2,315,209	1,712,513	1,421,630	1,725,852	1,308,699	1,137,986	1,105,725
MSCI All Country World ex-U.S. Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index
Account Value	$ 1,379,734	1,100,677	914,274	1,221,744	985,947	957,214	969,124
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,103,499	$ 989,078	$ 982,745	$ 1,150,750	$ 1,161,143	$ 1,085,334	$ 984,020